UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
September 30, 2010

Shares		Description (1)		Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 68.1% (53.6% of Total Investments)
		Capital Markets – 5.4%
381,200		Ameriprise Financial, Inc.		7.750%		A	$ 10,696,472
6,400		Credit Suisse		7.900%		A3	175,104
92,800		Deutsche Bank Capital Funding Trust I		7.350%		BBB	2,372,896
1,276,035		Deutsche Bank Capital Funding Trust II		6.550%		BBB	31,339,420
40,500		Deutsche Bank Capital Funding Trust V		8.050%		BBB	1,080,945
95,651		Deutsche Bank Capital Funding Trust VIII		6.375%		BBB	2,309,972
13,900		Deutsche Bank Capital Funding Trust IX		6.625%		BBB	344,025
256,400		Deutsche Bank Contingent Capital Trust III		7.600%		BBB	6,815,112
1,800		Goldman Sachs Group Inc., Series 2003-11 (SATURNS)		5.625%		A1	41,220
70,214		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)		6.000%		A3	1,668,285
2,200		Morgan Stanley Capital Trust III		6.250%		BBB	53,130
2,800		Morgan Stanley Capital Trust V		5.750%		Baa2	66,724
		Total Capital Markets					56,963,305
		Commercial Banks – 6.2%
216,324		Banco Santander Finance		10.500%		A-	6,117,643
243,928		BB&T Capital Trust VI		9.600%		A3	6,976,341
66,429		BB&T Capital Trust VII		8.100%		A3	1,838,090
227,100		Cobank ACB, 144A		7.000%		N/R	10,269,189
82,000		Cobank ACB		11.000%		A	4,504,875
42,800		Cobank ACB		11.000%		A	2,345,975
1,500		Fifth Third Capital Trust VI		7.250%		Baa3	37,065
5,000		Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)		6.000%		A3	117,950
4,000		Goldman Sachs Group Inc., Series GSG-1 (PPLUS)		6.000%		A1	96,680
10,500,000		HSBC Bank PLC		1.000%		A	6,273,750
404,800		HSBC Holdings PLC, (3)		8.000%		A-	10,921,504
102,700		HSBC Holdings PLC		6.200%		A-	2,505,880
7,100,000		National Australia Bank		8.000%		A+	7,644,215
202,101		National City Capital Trust II		6.625%		BBB	5,034,336
		Total Commercial Banks					64,683,493
		Consumer Finance – 0.1%
19,600		HSBC USA Inc., Series H		6.500%		A-	489,020
		Diversified Financial Services – 4.4%
94,800		Citigroup Capital Trust XII		8.500%		Ba1	2,503,668
271,589		Citigroup Capital XIII		7.875%		Ba1	6,881,648
770,313		ING Groep N.V.		7.200%		Ba1	18,564,543
729,055		ING Groep N.V.		7.050%		Ba1	17,438,996
23,600		JPMorgan Chase Capital Trust XI		5.875%		A2	585,516
		Total Diversified Financial Services					45,974,371
		Diversified Telecommunication Services – 0.1%
3,228		BellSouth Capital Funding (CORTS)		7.120%		A	82,213
22,341		BellSouth Corporation (CORTS)		7.000%		A	559,921
		Total Diversified Telecommunication Services					642,134
		Electric Utilities – 1.5%
69,300		Entergy Texas Inc.		7.875%		BBB+	2,043,657
216,900		PPL Capital Funding, Inc.		6.850%		BBB-	5,734,836
315,707		PPL Energy Supply LLC		7.000%		BBB	8,290,466
		Total Electric Utilities					16,068,959
		Food Products – 0.5%
53,400		Dairy Farmers of America Inc., 144A		7.875%		BBB-	4,717,559
		Insurance – 19.6%
1,717,889		Aegon N.V.		6.375%		BBB	40,164,245
617,913		Allianz SE		8.375%		A+	16,838,129
963,483		Arch Capital Group Limited		8.000%		BBB	24,616,991
1,400		Arch Capital Group Limited, Series B		7.875%		BBB	35,840
381,961		Assured Guaranty Municipal Holdings		6.250%		A+	8,979,903
323,364		Delphi Financial Group, Inc.		8.000%		BBB	8,294,287
404,400		Delphi Financial Group, Inc.		7.376%		BB+	9,442,740
301,900		EverestRe Capital Trust II		6.200%		Baa1	7,312,018
479,400		Markel Corporation		7.500%		BBB	12,684,924
579,704		PartnerRe Limited, Series C		6.750%		BBB+	14,678,105
107,300		PLC Capital Trust III		7.500%		BBB	2,707,179
443,898		PLC Capital Trust IV		7.250%		BBB	11,097,450
12,063		Protective Life Corporation		7.250%		BBB	300,369
200,842		Prudential Financial Inc.		9.000%		BBB+	5,728,014
322,005		Prudential Financial Inc.		6.750%		A-	8,085,546
4,000,000		Reinsurance Group of America Inc.		6.750%		BBB-	3,524,712
139,500		RenaissanceRe Holdings Limited, Series B		7.300%		BBB+	3,516,795
410,974		RenaissanceRe Holdings Limited, Series D		6.600%		BBB+	10,241,472
1,200		Torchmark Capital Trust III		7.100%		BBB+	30,564
720,746		W. R. Berkley Corporation, Capital Trust II		6.750%		BBB-	18,126,762
		Total Insurance					206,406,045
		Media – 7.3%
23,077		CBS Corporation		7.250%		BBB-	580,156
746,750		CBS Corporation		6.750%		BBB-	18,892,775
1,084,356		Comcast Corporation		7.000%		BBB+	28,334,222
145,000		Comcast Corporation		6.625%		BBB+	3,761,300
965,340		Viacom Inc.		6.850%		BBB+	25,320,868
		Total Media					76,889,321
		Multi-Utilities – 3.9%
543,823		Dominion Resources Inc.		8.375%		BBB	15,830,688
148,500		Scana Corporation		7.700%		BBB-	4,223,340
771,182		Xcel Energy Inc.		7.600%		BBB	21,253,776
		Total Multi-Utilities					41,307,804
		Oil, Gas & Consumable Fuels – 1.9%
803,273		Nexen Inc.		7.350%		BB+	20,338,872
		Pharmaceuticals – 0.0%
5,000		Bristol-Myers Squibb Company (CORTS)		6.250%		A+	126,750
		Real Estate/Mortgage – 17.1%
951,265		Commomwealth REIT		9.875%		Baa3	24,114,568
42,480		Commomwealth REIT		7.125%		Baa3	1,049,681
267,403		Developers Diversified Realty Corporation, Series G		8.000%		Ba1	6,709,141
19,908		Developers Diversified Realty Corporation, Series H		7.375%		Ba1	477,593
162,167		Duke Realty Corporation, Series L		6.600%		Baa3	3,870,926
8,300		Harris Preferred Capital Corporation, Series A		7.375%		A-	210,488
73,200		Kimco Realty Corporation, Series F		6.650%		Baa2	1,786,812
799,689		Kimco Realty Corporation, Series G		7.750%		Baa2	20,488,032
30,000		Kimco Realty Corporation, Series H		6.900%		Baa2	741,900
89,050		Prologis Trust, Series G		6.750%		Baa3	2,088,223
11,500		Public Storage, Inc., Series C		6.600%		Baa1	288,995
110,300		Public Storage, Inc., Series E		6.750%		Baa1	2,757,500
10,900		Public Storage, Inc., Series F		6.450%		Baa1	270,647
17,530		Public Storage, Inc., Series H		6.950%		Baa1	441,931
11,700		Public Storage, Inc., Series I		7.250%		Baa1	295,425
34,100		Public Storage, Inc., Series K		7.250%		Baa1	863,071
67,600		Public Storage, Inc., Series Y, (3)		6.850%		Baa1	1,675,216
92,574		Realty Income Corporation		7.375%		Baa2	2,414,330
447,758		Realty Income Corporation		6.750%		Baa2	11,346,188
190,545		Regency Centers Corporation		7.450%		Baa3	4,800,781
221,836		Regency Centers Corporation		7.250%		Baa3	5,601,359
1,079,521		Vornado Realty LP		7.875%		BBB	28,844,801
1,791,104		Wachovia Preferred Funding Corporation		7.250%		A-	46,282,123
159,700		Weingarten Realty Trust		8.100%		BBB	3,751,353
198,268		Weingarten Realty Trust		6.500%		Baa3	4,877,393
149,245		Weingarten Realty Trust, Series E		6.950%		Baa3	3,716,201
		Total Real Estate/Mortgage					179,764,678
		Wireless Telecommunication Services – 0.1%
35,800		Telephone and Data Systems Inc.		7.600%		Baa2	900,012
3,900		United States Cellular Corporation		7.500%		Baa2	98,280
		Total Wireless Telecommunication Services					998,292
		Total $25 Par (or similar) Preferred Securities (cost $688,511,176)					715,370,603

Shares		Description (1)		Coupon		Ratings (2)	Value
		Convertible Preferred Securities – 0.3% (0.2% of Total Investments)
		Commercial Banks – 0.3%
3,100,000		Credit Suisse AG		7.875%		BBB+	$ 3,211,135
		Total Convertible Preferred Securities (cost $3,215,887)					3,211,135

Principal
Amount (000)		Description (1)		Coupon	Maturity	Ratings (2)	Value
		Corporate Bonds – 1.7% (1.3% of Total Investments)
		Capital Markets – 0.0%
$ 600		Man Group PLC		5.000%	8/09/17	Baa3	$ 509,389
		Commercial Banks – 0.7%
1,000		Den Norske Bank		0.875%	2/18/35	Baa1	592,500
1,000		Den Norske Bank		0.541%	2/24/37	Baa1	585,000
5,100		LBG Capital I PLC, 144A		7.875%	11/01/20	BB-	5,049,000
650		Swedbank ForengingsSparbanken AB, 144A		7.500%	9/11/12	Ba1	638,059
7,750		Total Commercial Banks					6,864,559
		Diversified Financial Services – 0.3%
2,600		Fortis Hybrid Financing		8.250%	8/27/49	BBB	2,619,500
		Electric Utilities – 0.7%
8,000		FPL Group Capital Inc.		6.650%	6/15/17	BBB	7,690,160
$ 18,950		Total Corporate Bonds (cost $16,812,886)					17,683,608

Principal
Amount (000)/
Shares		Description (1)		Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 51.8% (40.6% of Total Investments)
		Capital Markets – 0.6%
8,200		Credit Suisse Guernsey		1.066%	5/15/17	A3	$ 5,791,250
		Commercial Banks – 25.5%
5,500		AB Svensk Exportkredit, (3)		6.375%	10/27/49	Aa3	4,742,815
20,400		AgFirst Farm Credit Bank		8.393%	12/15/11	A	19,941,000
2,800		AgFirst Farm Credit Bank		7.300%	12/15/53	A	2,454,452
10,724		Banco Santander Finance		10.500%	9/29/49	A-	12,180,105
481		Barclays Bank PLC, 144A		7.434%	12/15/17	A-	495,430
2,400		Barclays Bank PLC, 144A		6.860%	6/15/32	A-	2,292,000
5,000		Barclays Bank PLC		6.278%	12/15/34	A-	4,475,000
6,353		BB&T Capital Trust IV		6.820%	6/12/37	A3	6,376,824
8,650		BBVA International Unipersonal		5.919%	4/18/17	A-	7,487,388
7,000		BNP Paribas, 144A		7.195%	12/25/37	A	7,000,000
9,385		Credit Agricole, S.A, 144A		8.375%	12/31/49	A-	10,088,875
22,074		Credit Agricole, S.A		9.750%	12/26/54	A-	23,928,216
8,500		Credit Suisse thru Claudius Limited		8.250%	6/27/49	A3	9,010,000
1,500		First Empire Capital Trust I		8.234%	2/01/27	Baa2	1,460,583
17,095		First Union Capital Trust II, Series A		7.950%	11/15/29	A-	19,451,512
6,800		Fulton Capital Trust I		6.290%	2/01/36	BBB-	5,524,388
5,500		HSBC Bank PLC		0.850%	6/11/49	A	3,300,000
4,650		HSBC Capital Funding LP, Debt		10.176%	6/30/50	A-	6,103,125
1,300		HSBC Financial Capital Trust IX		5.911%	11/30/15	Baa1	1,226,875
6,000		KeyCorp Capital III		7.750%	7/15/29	Baa3	5,573,424
11,900		Nordea Bank AB		8.375%	3/25/15	A-	12,798,450
8,000		North Fork Capital Trust II		8.000%	12/15/27	Baa3	8,140,000
5,600		Northgroup Preferred Capital Corporation, 144A		6.378%	10/15/57	A	5,428,035
21,030		Rabobank Nederland, 144A		11.000%	6/30/19	AA-	27,419,944
8,000		Reliance Capital Trust I, Series B		8.170%	5/01/28	N/R	6,733,480
28,316		Societe Generale		8.750%	10/07/49	BBB+	29,864,885
5,000		Sparebanken Rogaland, Notes, 144A		6.443%	5/01/49	Ba1	4,576,230
650		Standard Chartered PLC, 144A		7.014%	7/30/37	BBB	633,154
1,500		Suntrust Capital Trust VIII		6.100%	12/01/66	Baa3	1,399,376
—	(4)	Union Planters Preferred Fund, 144A		7.750%	7/15/53	Ba3	18,135,000
		Total Commercial Banks					268,240,566
		Consumer Finance – 0.5%
4,819		Capital One Capital IV Corporation		6.745%	2/17/32	Baa3	4,843,095
		Diversified Financial Services – 3.6%
3,400		Bank One Capital III		8.750%	9/01/30	A2	4,128,501
500		CitiGroup Capital XXI		8.300%	12/21/37	Ba1	527,500
12,811		Countrywide Capital Trust III, Series B		8.050%	6/15/27	Baa3	13,515,605
2,500		JPMorgan Chase & Company		7.900%	4/30/18	BBB+	2,688,178
3,000		JPMorgan Chase Capital Trust XVIII		6.950%	8/17/36	A2	3,086,349
1,775		JPMorgan Chase Capital Trust XX Series T		6.550%	9/29/36	A2	1,805,487
8,000		JPMorgan Chase Capital Trust XXVII		7.000%	11/01/39	A2	8,239,224
3,200		MBNA Corporation, Capital Trust A		8.278%	12/01/26	Baa3	3,304,000
		Total Diversified Financial Services					37,294,844
		Diversified Telecommunication Services – 3.2%
31		Centaur Funding Corporation, Series B		9.080%	4/21/20	BBB	34,121,094
		Electric Utilities – 0.6%
6,400		Dominion Resources Inc.		7.500%	6/30/16	BBB	6,535,539
		Insurance – 17.1%
2,200		AXA S.A., 144A		6.463%	12/14/18	Baa1	1,930,500
12,680		AXA S.A., 144A		6.379%	12/14/36	Baa1	11,126,700
6,750		AXA-UAP		8.600%	12/15/30	A3	7,823,918
117		Axis Capital Holdings Limited		7.500%	12/01/15	BBB	10,386,300
9,300		Catlin Insurance Company Limited		7.249%	1/19/17	BBB+	7,626,000
19,500		Glen Meadows Pass Through Trust		6.505%	2/15/17	Ba1	15,600,000
6,600		Great West Life and Annuity Insurance Company, 144A		7.153%	5/16/16	A-	6,468,000
4,203		Liberty Mutual Group, 144A		7.800%	3/15/37	Baa3	4,013,865
3,446		Lincoln National Corporation		7.000%	5/17/16	BBB	3,273,700
2,500		Lincoln National Corporation		6.050%	4/20/17	BBB	2,206,250
16,600		MetLife Capital Trust IV, 144A		7.875%	12/15/37	BBB	17,513,000
1,200		Nationwide Financial Services Capital Trust		7.899%	3/01/37	Baa2	998,896
12,600		National Financial Services Inc.		6.750%	5/15/37	Baa2	11,019,015
10,600		Oil Insurance Limited, 144A		7.558%	6/30/11	Baa1	9,426,993
15,600		Old Mutual Capital Funding, Notes		8.000%	6/22/53	Baa3	15,561,000
6,300		Progressive Corporation		6.700%	6/15/67	A2	6,261,072
6,600		Prudential Financial Inc.		8.875%	6/15/18	BBB+	7,425,000
8,250		Prudential PLC		6.500%	6/29/49	A-	7,915,875
3,300		Swiss Re Capital I		6.854%	5/25/16	A-	3,089,279
30,900		XL Capital Ltd		6.500%	10/15/57	BBB-	25,801,500
3,600		ZFS FINANCE USA TRUST II, 144A		6.450%	12/15/65	A	3,456,000
957		ZFS Finance USA Trust V		6.500%	5/09/67	A	899,580
		Total Insurance					179,822,443
		Road & Rail – 0.6%
6,400		Burlington Northern Santa Fe Funding Trust I		6.613%	1/15/26	BBB	6,447,898
		U.S. Agency – 0.1%
1		Farm Credit Bank of Texas		10.000%	12/15/60	A3	729,531
		Total Capital Preferred Securities (cost $536,621,547)					543,826,260

Shares		Description (1)					Value
		Investment Companies – 3.7% (2.9% of Total Investments)
838,654		BlackRock Credit Allocation Income Trust II					$ 8,772,321
1,025,979		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.					17,339,045
728,065		John Hancock Preferred Income Fund III					12,719,296
		Total Investment Companies (cost $51,111,125)					38,830,662

Principal
Amount (000)		Description (1)		Coupon	Maturity	Ratings (2)	Value
		Short-Term Investments – 1.8% (1.4% of Total Investments)
		U.S. Government and Agency Obligations – 0.6% (0.5% of Total Investments)
$ 7,000		U.S. Treasury Notes		1.500%	10/31/10	AAA	$ 7,008,204
		Repurchase Agreements – 1.2% (0.9% of Total Investments)
12,281		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/10, repurchase price $12,280,748, collateralized by $11,775,000 U.S. Treasury Notes, 4.625%, due 2/29/12, value $12,529,778		0.080%	10/01/10	N/A	12,280,721
$ 19,281		Total Short-Term Investments (cost $19,304,784)					19,288,925
		Total Investments (cost $1,315,577,405) – 127.4%					1,338,211,193
		Borrowings – (27.6)% (5), (6)					(289,500,000)
		Other Assets Less Liabilities – 0.2%					1,926,973
		Net Assets Applicable to Common Shares – 100%					$ 1,050,638,166
		Fair Value Measurements
		In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
		Level 1 - Quoted prices in active markets for identical securities.
		Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
		Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

			Level 1	Level 2		Level 3	Total
		Investments:
		Preferred Securities*	$ 650,053,202	$ 612,354,796		$ –	$ 1,262,407,998
		Corporate Bonds	–	17,683,608		–	17,683,608
		Investment Companies	38,830,662	–		–	38,830,662
		Short-Term Investments	19,288,925	–		–	19,288,925
		Total	$ 708,172,789	$ 630,038,404		$ –	$ 1,338,211,193

* Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.

		The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

						Level 3
						Corporate Bonds
		Balance at the beginning of period				$ 6,150,000
		Gains (losses):
		Net realized gains (losses)				–
		Net change in unrealized appreciation (depreciation)				311,715
		Net purchases at cost (sales at proceeds)				1,182,500
		Net discounts (premiums)				–
		Net transfers in to (out of) at end of period fair value				(7,644,215)
		Balance at the end of period				$ –

		Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

		At September 30, 2010, the cost of investments was $1,319,126,275.
		Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010, were as follows:

		Gross unrealized:
		Appreciation					$ 62,354,544
		Depreciation					(43,269,626)

		Net unrealized appreciation (depreciation) of investments					$ 19,084,918

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
		(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

		(3)				Non-income producing; issuer has not declared a dividend within the past twelve months.
		(4)				Principal Amount (000) rounds to less than $1,000.
		(5)				Borrowings as a percentage of Total Investments is 21.6%.
		(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2010, investments with a value of $970,706,705 have been pledged as collateral for Borrowings.

		N/A				Not applicable.
		N/R				Not rated.
		144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

		CORTS				Corporate Backed Trust Securities.
		PPLUS				PreferredPlus Trust.
		SATURNS				Structured Asset Trust Unit Repackaging.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                           Print the name and title of each signing officer under his or her signature.